Stockholders' Equity (Deficit) (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares					6 Months Ended	12 Months Ended
	Jun. 13, 2022	Jun. 09, 2022	May 26, 2022	Mar. 25, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Stockholders Equity Note Warrants Or Rights Abstract
Outstanding, Number of Shares					29,820,000	0	1,800,000
Outstanding, Weighted Average Exercise Price					$ 0.625	$ 0	$ 0.00858
Granted, Number of Shares	200,000	364,176	84,412	6,300,000	3,470,673	29,820,000	6,582,382
Granted, Weighted Average Exercise Price					$ 0.526	$ 0.625	$ 0.00858
Exercised, Number of Shares					0	0	(8,382,382)
Exercised, Weighted Average Exercise Price					$ 0	$ 0	$ 0.0561
Outstanding, Number of Shares					33,290,673	29,820,000	0
Outstanding, Weighted Average Exercise Price					$ 0.615	$ 0.625	$ 0